Loans and borrowings (Details) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 38,062,645	$ 43,547,835
Less short-term		4,019,927	5,144,504
Total long-term		34,042,718	38,403,331
Local currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 4,048,775	$ 5,979,216
Local currency [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		8.00%	8.90%
Borrowings		$ 1,568,034	$ 1,692,471
Local currency [Member] | Syndicated Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.90%	8.70%
Borrowings		$ 1,439,590	$ 3,307,950
Local currency [Member] | Other [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[1]	7.60%	7.70%
Borrowings	[1]	$ 1,041,151	$ 978,795
Foreign currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 34,013,870	$ 37,568,619
Foreign currency [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.70%	6.10%
Borrowings		$ 25,599,996	$ 29,166,594
Foreign currency [Member] | Commercial loan-Refineria de Cartagena [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[2]	4.40%	4.30%
Borrowings	[2]	$ 7,352,002	$ 7,401,781
Foreign currency [Member] | Commercial loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.00%	4.30%
Borrowings		$ 0	$ 528,815
Foreign currency [Member] | Loans From Related Parties [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.50%	1.50%
Borrowings		$ 855,135	$ 259,760
Foreign currency [Member] | Other [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	[1]	3.10%	0.00%
Borrowings	[1]	$ 206,737	$ 211,669

[1]	Includes financial leasing and debt in connection with build, operation, maintenance and transfer (BOMT) contracts.
[2]	Corresponds to the commercial credits that Refinería de Cartagena S.A. and which were assumed by Ecopetrol through voluntary assumption of the debt, transaction made on December 13, 2017.